Note 16 - Stock-Based Compensation Plans (Details) - Summary of Performance Share Units Activity (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Jan. 31, 2014
Note 16 - Stock-Based Compensation Plans (Details) - Summary of Performance Share Units Activity [Line Items]
Vested or expected to vest at January 31, 2014	1 year 292 days
Vested or expected to vest at January 31, 2014	1,096,603
Vested or expected to vest at January 31, 2014	$ 4.32
Vested or expected to vest at January 31, 2014	1 year 292 days
Vested or expected to vest at January 31, 2014	$ 12.1
Performance Shares [Member]
Note 16 - Stock-Based Compensation Plans (Details) - Summary of Performance Share Units Activity [Line Items]
Number of Units Outstanding	139,071
Weighted-Average Grant Date Fair Value	$ 11.90
Weighted-Average Remaining Contractual Life (years)	8 years 146 days
Vested or expected to vest at January 31, 2014	211,428
Vested or expected to vest at January 31, 2014	$ 11.69
Vested or expected to vest at January 31, 2014	8 years 146 days
Vested or expected to vest at January 31, 2014	3.3
Exercisable at January 31, 2014	72,760
Exercisable at January 31, 2014	$ 11.67
Exercisable at January 31, 2014	8 years 73 days
Exercisable at January 31, 2014	1.1
Granted	101,011
Granted	$ 11.75
Performance Units Issued on Vesting	24,253
Performance Units Issued on Vesting	$ 11.67
Forfeited	(52,907)
Forfeited	$ 11.71
Number of Units Outstanding	211,428
Weighted-Average Grant Date Fair Value	$ 11.69
Weighted-Average Remaining Contractual Life (years)	8 years 146 days
Aggregate Intrinsic Value (in millions)	$ 3.3
Vested or expected to vest at January 31, 2014	8 years 146 days